SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION
Summary of share option activity

				Weighted
		Weighted		average
		average		remaining	Aggregate
	Number	exercise		contractual	intrinsic value
	of shares	price		life (years)	(thousands)
Outstanding at December 31, 2017	4,806,982	US$	38.17	3.83	US$	109,017
Granted	1,320,672	US$	73.46
Exercised	(752,814)	US$	29.71
Forfeited	(55,850)	US$	35.72

Outstanding at December 31, 2018	5,318,990	US$	48.16	3.76	US$	90,526
Granted	1,169,728	US$	69.46
Exercised	(1,172,210)	US$	35.03
Forfeited	(53,557)	US$	62.65
Outstanding at December 31, 2019	5,262,951	US$	55.67	3.76	US$	153,857

Granted	1,177,888	US$	67.96
Exercised	(621,969)	US$	37.27
Forfeited	(68,900)	US$	66.63
Outstanding at December 31, 2020	5,749,970	US$	60.04	3.57	US$	61,468
Vested and expected to vest at December 31, 2020	5,497,397	US$	59.65	3.51	US$	60,980
Exercisable at December 31, 2020	3,187,958	US$	53.11	2.57	US$	56,352

Summary of non-vested share option activity

		Weighted
		average
		grant-date
	Number	fair value
	of shares	(per share)
Non-vested at December 31, 2017	2,570,297	US$	12.86

Granted	1,320,672	US$	21.53
Vested	(1,132,050)	US$	12.51
Forfeited	(55,850)	US$	10.83

Non-vested at December 31, 2018	2,703,069	US$	17.29

Granted	1,169,728	US$	22.12
Vested	(1,182,589)	US$	15.99
Forfeited	(53,557)	US$	18.16

Non-vested at December 31, 2019	2,636,651	US$	20.00
Granted	1,177,888	US$	21.78
Vested	(1,183,627)	US$	18.70
Forfeited	(68,900)	US$	19.85
Non-vested at December 31, 2020	2,562,012	US$	21.42
Expected to vest at December 31, 2020	2,309,439	US$	21.41